Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2023	$ 1,098
2024	1,054
2025	159
2026	137
2027 and thereafter	173
Total operating lease payments	2,621
Less: imputed interest	145
Present value of lease liabilities	$ 2,476